Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 33,978,425	$ 8,098,036
Cost of Revenues	21,537,572	5,238,482
Gross Profit	12,440,853	2,859,554
Operating Expenses:
Advertising	83,993	33,595
Payroll and related expense	6,991,095	1,541,773
Rent, utilities and property maintenance	3,464,516	605,480
Environmental remediation expense		17,962
Hauling and equipment maintenance	3,378,452	513,928
Impairment of Intangible Assets	2,499,753
Depreciation and amortization expense	4,061,404	888,781
Consulting, accounting and legal	897,981	395,901
Other general and administrative expenses	1,946,580	1,789,698
Total Operating Expenses	23,323,775	5,787,118
Loss From Operations	(10,882,992)	(2,927,564)
Other Income (Expense):
Interest expense	(34,079,230)	(10,561,789)
Other loss	(79,231)
Change in derivative liability for authorized shares shortfall	14,264,476	(171,343,164)
Change in fair value of derivative liabilities		300,885
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	516,920	182,160,381
Warrant expense for liquidated damages settlement	(7,408,681)
Gain on forgiveness of debt		739,710
Gain (loss) on conversion of convertible notes	2,625,378	(880)
Total Other Income (Expense)	(24,160,368)	1,295,143
Net Loss Before Income Taxes	(35,043,290)	(1,632,421)
Provision for Income Taxes (Benefit)
Net Loss	(35,043,290)	(1,632,421)
Deemed dividend for Series Z price protection trigger upon uplisting	(7,237,572)
Deemed dividend for triggering of warrant price protection upon uplisting	(21,115,910)
Deemed dividend for repricing of certain warrants for liquidated damages waiver	(462,556)
Deemed dividend resulting from amortization of preferred stock discount		(34,798,923)
Deemed dividend resulting from redemption of Series X shares		3,326,237
Deemed dividend resulting from redemption of Series Y shares		35,881,134
Net Income (Loss) Available to Common Stockholders	$ (63,859,328)	$ 2,776,027
Net Income (Loss) Per Common Share:
Basic	$ (9.71)	$ 0.57
Diluted	$ (9.71)	$ 0.36
Weighted Average Common Shares Outstanding:
Basic	6,577,303	4,848,574
Diluted	6,577,303	8,199,137